Loans and Allowance for Loan Losses - Loans on Nonaccrual Status (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	$ 4,909	$ 616
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	4,293	0
Second Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	0	0
Residential 1-4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	41	42
Multifamily [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	0	0
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	0	0
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	575	574
Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	0	0
Mortgage and Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	0	0
Agricultural, Installment and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	$ 0	$ 0